Guarantor Finanical Information Income Statement (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Sales	$ 132,498	$ 150,571	$ 166,328	$ 188,540	$ 197,832	$ 210,682	$ 214,095	$ 219,063	$ 637,937	$ 841,672	$ 918,298
Cost of materials (exclusive of depreciation and amortization)									581,210	652,427	692,173
Warehouse, processing and delivery expense									100,904	126,696	126,201
Sales, general and administrative expense									77,851	94,162	95,210
Restructuring expense (income)									9,008	(2,960)	9,003
Depreciation and amortization									23,318	24,380	24,579
Impairment of Intangible Assets, Finite-lived									33,742	0	0
Impairment of goodwill							56,160		0	56,160	0
Total Costs and Expenses									826,033	950,865	947,166
Operating loss									(188,096)	(109,193)	(28,868)
Interest expense (income), net									40,523	39,836	40,361
Loss on extinguishment of debt									0	0	2,606
Other Expense (Income)									6,306	4,323	1,924
(Loss) income before income taxes and equity in earnings of joint venture									(234,925)	(153,352)	(73,759)
Income tax (expense) benefit									23,570	22,943	24,898
Equity in (Losses) Earnings of Subsidiary									0	0	0
Equity in earnings (losses) of joint venture									(1,426)	7,691	6,987
Income (Loss) from Continuing Operations	(121,252)	(28,772)	(47,095)	(15,662)	(30,242)	(8,852)	(68,061)	(15,563)	(212,781)	(122,718)	(41,874)
Income (Loss) from Discontinued Operations, Net of Income Taxes	683	955	843	535	558	824	995	953	3,016	3,330	2,341
Net (loss) income	$ (120,569)	$ (27,817)	$ (46,252)	$ (15,127)	$ (29,684)	$ (8,028)	$ (67,066)	$ (14,610)	(209,765)	(119,388)	(39,533)
Foreign currency translation									(6,642)	(5,377)	(2,295)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax									9,937	(12,996)	4,623
Other comprehensive (loss) income									3,295	(18,373)	2,328
Comprehensive (Loss) Income, Net of Tax, Attributable to Parent									(206,470)	(137,761)	(37,205)
Parent
Net Sales									435,736	609,507	711,942
Cost of materials (exclusive of depreciation and amortization)									408,400	464,069	536,926
Warehouse, processing and delivery expense									77,283	101,473	104,897
Sales, general and administrative expense									64,112	71,659	72,060
Restructuring expense (income)									21,953	(3,184)	7,006
Depreciation and amortization									19,035	19,592	19,977
Impairment of Intangible Assets, Finite-lived									23,491
Impairment of goodwill										41,308
Total Costs and Expenses									614,274	694,917	740,866
Operating loss									(178,538)	(85,410)	(28,924)
Interest expense (income), net									24,255	24,946	25,579
Loss on extinguishment of debt											2,606
Other Expense (Income)									0	0	0
(Loss) income before income taxes and equity in earnings of joint venture									(202,793)	(110,356)	(57,109)
Income tax (expense) benefit									25,594	27,411	19,708
Equity in (Losses) Earnings of Subsidiary									(29,683)	(43,422)	(8,938)
Equity in earnings (losses) of joint venture									(1,426)	7,691	6,987
Income (Loss) from Continuing Operations									(208,308)	(118,676)	(39,352)
Income (Loss) from Discontinued Operations, Net of Income Taxes									(1,457)	(712)	(181)
Net (loss) income									(209,765)	(119,388)	(39,533)
Foreign currency translation									(6,642)	(5,377)	(2,295)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax									9,937	(12,996)	4,623
Other comprehensive (loss) income									3,295	(18,373)	2,328
Comprehensive (Loss) Income, Net of Tax, Attributable to Parent									(206,470)	(137,761)	(37,205)
Guarantors
Net Sales									0	0	0
Cost of materials (exclusive of depreciation and amortization)									0	0	0
Warehouse, processing and delivery expense									(1,992)	(2,091)	(2,629)
Sales, general and administrative expense									1	0	0
Restructuring expense (income)									(14,325)	0	0
Depreciation and amortization									276	537	545
Impairment of Intangible Assets, Finite-lived									0
Impairment of goodwill										0
Total Costs and Expenses									(16,040)	(1,554)	(2,084)
Operating loss									16,040	1,554	2,084
Interest expense (income), net									0	0	0
Loss on extinguishment of debt											0
Other Expense (Income)									0	0	0
(Loss) income before income taxes and equity in earnings of joint venture									16,040	1,554	2,084
Income tax (expense) benefit									(6,586)	(350)	(593)
Equity in (Losses) Earnings of Subsidiary									0	0	0
Equity in earnings (losses) of joint venture									0	0	0
Income (Loss) from Continuing Operations									9,454	1,204	1,491
Income (Loss) from Discontinued Operations, Net of Income Taxes									4,473	4,042	2,522
Net (loss) income									13,927	5,246	4,013
Foreign currency translation									0	0	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax									0	0	0
Other comprehensive (loss) income									0	0	0
Comprehensive (Loss) Income, Net of Tax, Attributable to Parent									13,927	5,246	4,013
Non-Guarantors
Net Sales									215,815	243,658	236,714
Cost of materials (exclusive of depreciation and amortization)									186,424	199,851	185,605
Warehouse, processing and delivery expense									25,613	27,314	23,933
Sales, general and administrative expense									13,738	22,503	23,150
Restructuring expense (income)									1,380	224	1,997
Depreciation and amortization									4,007	4,251	4,057
Impairment of Intangible Assets, Finite-lived									10,251
Impairment of goodwill										14,852
Total Costs and Expenses									241,413	268,995	238,742
Operating loss									(25,598)	(25,337)	(2,028)
Interest expense (income), net									16,268	14,890	14,782
Loss on extinguishment of debt											0
Other Expense (Income)									6,306	4,323	1,924
(Loss) income before income taxes and equity in earnings of joint venture									(48,172)	(44,550)	(18,734)
Income tax (expense) benefit									4,562	4,323	5,783
Equity in (Losses) Earnings of Subsidiary									0	0	0
Equity in earnings (losses) of joint venture									0	0	0
Income (Loss) from Continuing Operations									(43,610)	(48,873)	(12,951)
Income (Loss) from Discontinued Operations, Net of Income Taxes									0	0	0
Net (loss) income									(43,610)	(48,873)	(12,951)
Foreign currency translation									(6,642)	(5,377)	(2,295)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax									0	0	0
Other comprehensive (loss) income									(6,642)	(5,377)	(2,295)
Comprehensive (Loss) Income, Net of Tax, Attributable to Parent									(50,252)	(54,250)	(15,246)
Eliminations
Net Sales									(13,614)	(11,493)	(30,358)
Cost of materials (exclusive of depreciation and amortization)									(13,614)	(11,493)	(30,358)
Warehouse, processing and delivery expense									0	0	0
Sales, general and administrative expense									0	0	0
Restructuring expense (income)									0	0	0
Depreciation and amortization									0	0	0
Impairment of Intangible Assets, Finite-lived									0
Impairment of goodwill										0
Total Costs and Expenses									(13,614)	(11,493)	(30,358)
Operating loss									0	0	0
Interest expense (income), net									0	0	0
Loss on extinguishment of debt											0
Other Expense (Income)									0	0	0
(Loss) income before income taxes and equity in earnings of joint venture									0	0	0
Income tax (expense) benefit									0	205	0
Equity in (Losses) Earnings of Subsidiary									29,683	43,422	8,938
Equity in earnings (losses) of joint venture									0	0	0
Income (Loss) from Continuing Operations									29,683	43,627	8,938
Income (Loss) from Discontinued Operations, Net of Income Taxes									0	0	0
Net (loss) income									29,683	43,627	8,938
Foreign currency translation									6,642	5,377	2,295
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax									0	0	0
Other comprehensive (loss) income									6,642	5,377	2,295
Comprehensive (Loss) Income, Net of Tax, Attributable to Parent									$ 36,325	$ 49,004	$ 11,233